BUSINESS ACQUISITIONS (Tables)	12 Months Ended
Aug. 31, 2022
BUSINESS ACQUISITIONS
Schedule Of Bisiness Aquisition
Consideration:
Cash	$1,200,000
Contingent earnout liability	1,250,000
Common stock	1,050,000
Total consideration	$3,500,000

Assets acquired:
Cash	$60,085
Accounts receivable	10,000
Other assets	18,805
Goodwill	3,444,110
Total assets acquired	$3,533,000
Deferred revenue	33,000
Total liabilities	33,000
Total purchase consideration	$3,500,000
Consideration:
Cash	$800,000
Preferred stock	1,823,671
Total consideration	$2,623,671

Assets acquired:
Cash	$611,318
Accounts receivable	429,099
Other assets	77,003
Goodwill	2,901,381
Total assets acquired	$4,018,801
Accounts payable	195,130
Acquired partner debt	1,200,000
Total liabilities	$1,395,130
Total purchase consideration	$2,623,671

Schedule of pro forma financial results reflects the historical operating results
	2022	2021
Gross sales	$6,505,447	$8,216,697
Net sales	4,849,317	$6,990,328
Net operating loss	(3,586,722)	229,768
Net loss	$(7,610,545)	(2,009,173)

Net income per share - basic and diluted	$(0.018)	$(0.005)

Weighted average number of shares of common stock
outstanding - basic and diluted	434,700,005	371,162,617